CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	CAD (49.4)	CAD (72.3)	CAD (127.3)
Employee future benefits liability adjustment
Gross amount (note 16)	19.1	(36.2)	24.2
Tax (expense) recovery	0.0	0.0	0.0
Net amount	19.1	(36.2)	24.2
Reclassification of amortization of employee future benefits
Gross amount	0.2	0.0	0.0
Tax (expense) recovery	0.0	0.0	0.0
Net amount	0.2	0.0	0.0
Foreign currency translation adjustments
Gross amount	9.0	0.0	0.0
Tax (expense) recovery	0.0	0.0	0.0
Net amount	9.0	0.0	0.0
Other comprehensive income (loss), net of tax	28.3	(36.2)	24.2
Total comprehensive loss	(21.1)	(108.5)	(103.1)
Comprehensive (income) loss attributable to non-controlling interest:
Comprehensive loss attributable to non-controlling interest	0.0	0.0	(0.3)
Comprehensive loss attributable to the company	CAD (21.1)	CAD (108.5)	CAD (103.4)